Share-based Payments - Summary of non-vested stock award activity (Detail) - Non-vested [member]	12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-vested at January 1	271,904	304,153	333,183
Granted	28,947	43,355	36,229
Vested	(80,170)	(72,045)	(62,224)
Forfeited	(9,476)	(3,559)	(3,035)
Non-vested at December 31	211,205	271,904	304,153